Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
Entity Central Index Key	0001034386
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000224086
Shareholder Report [Line Items]
Fund Name	Transition Fund
No Trading Symbol [Flag]	true
Additional Information [Text Block]

You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Transition Fund	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Updated Performance Information Location [Text Block]

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

AssetsNet	$ 22,140,000
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$22,140
Number of Portfolio Holdings	1

Additional Fund Statistics Significance or Limits [Text Block]
Table Summary

Portfolio Turnover Rate	-%

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Money Market Funds	100.0%
Short-Term and Other	-%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price U.S. Treasury Money Fund	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless